Debt - Schedule of Maturities of Debt (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Long-Term Debt, Rolling Maturity [Abstract]
Remainder 2023	$ 2,547
2024	10,190
2025	85,190
2026	10,190
2027	60,135
2028	1,571,865
2029 and thereafter	791,042
Total	$ 2,531,159	$ 2,658,023